Subsequent Events	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Subsequent Events [Abstract]
Subsequent Events

Note 11. Subsequent Events

On September 4, 2014, Aspen raised $3,766,325 from the sale of 24,298,877 shares of common stock and 12,149,439 five-year warrants exercisable at $0.19 per share in a private placement offering to 15 accredited investors. In connection with the offering, Aspen agreed to register the shares of common stock and the shares of common stock underlying the warrants. The net proceeds to Aspen were approximately $3.7 million.

On September 4, 2014, Aspen used part of the proceeds to fully prepay principal and interest owed under its outstanding debenture held by Hillair Capital Investments L.P. Aspen paid Hillair $2,310,000, after entering into an agreement whereby Hillair agreed to the prepayment and agreed to limit the future sale of shares of common stock upon exercise of its warrants or otherwise.

Note 16. Subsequent Events

On June 4, 2014, a Director invested $50,000 in exchange for 263,158 shares of common stock and 263,158 warrants at $0.19 per share. On June 24, 2014, two Directors invested $100,000 in exchange for 526,318 shares of common stock and 526,318 warrants at $0.19 per share.

On July 29, 2014, the Company raised $1,631,500 from the sale of units of common stock and warrants at a price of $0.155 per share from a limited number of institutional and accredited investors.  The units included 50% warrant coverage with five-year warrants exercisable at $0.19 per share. The Company issued a total of 10,525,809 shares of common stock and 5,262,905 warrants. Ms. Janet Gill, the Company's Chief Financial Officer invested $100,750. The Company agreed to register the common stock including the shares issuable upon the exercise of the warrants within 60 days of the final closing. The termination date in the offering is August 31, 2014. Following the last closing, the Company agreed to file a registration statement covering the shares of common stock including those issuable upon exercise of warrants.

In connection with the private placement referred to above, an existing shareholder agreed to waive an agreement precluding the Company from selling securities below a certain price in exchange for 1,750,000 shares.